Obligations Under Capital and Operating Leases Obligations Under Capital and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The future minimum lease payments under all capital leases at December 31, 2012 are as follows:

2013	$2,139
2014	965
2015	121
2016	38
2017	22
3,285
Less amounts representing interest	(387)
2,898
Less current portion	(1,818)
Capital lease obligations, net of current portion	$1,080

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	December 31, 2012 are as follows:

2013	$7,377
2014	7,170
2015	6,764
2016	6,768
2017	6,801
Thereafter	23,840

Total minimum lease payments	$58,720